Income Tax - Schedule of Major Components of Income Tax Expense (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of income tax [abstract]
Current income taxes	€ (26,843)	€ (11,823)	€ (60,591)	€ (35,367)
Deferred income taxes	(9,412)	(16,392)	(15,808)	(15,547)
Income tax expense	€ (36,255)	€ (28,215)	€ (76,399)	€ (50,914)